LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2019
Long Term Prepayments Disclosures [Abstract]
Schedule Of Prepayments And Other Assets Noncurrent [Table Text Block]
Long-term prepayments and other non-current assets consisted of the following:

	As of	As of
	February 28,	February 28,
	2018	2019

Long-term prepayments (1)	$96,642	$2,562
Loan to employees (2)	11,022	6,512
Loan receivable (3)	20,876	32,069
Prepayment for land use right (4)	-	209,865
Other non-current assets (5)	9,650	16,396

	$138,190	$267,404

(1)	The balances at February 28, 2018 and 2019 represented the Group's prepayments to acquire equity interests in several third-party companies.

(2)	Please see Note 5.(3) for details of loan to employees.

(3)
The balances represented long-term loans to several third parties with original maturity over one year. Interest income of
$1,787 and $3,555
was accrued for the fiscal years ended February 28, 2018 and 2019, respectively. The loan principals and all interests will be received upon maturity. The third parties pledged their equity interests in other companies to the Group to guarantee the loan principals and interests.

(4)	The balances as of February 28, 2019 represented the Group's prepayment for purchase of land use right in Beijing and deposit payment of land use right in Jiangsu.

(5)
As of
February 28, 2018
and
2019
, other non-current assets were primarily made up of prepayment for property and equipment and the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under the long-term debt as disclosed in Note
13
.